Provisions - Payment protection insurance (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions	$ 1,900	$ 2,566
Insurance provision
Disclosure of other provisions [line items]
Provisions	123	173
Provision used, other provisions	18
Net change in expected credit loss provision and other movements	16
Increase (decrease) through net exchange differences, other provisions	16
Redress payable
Disclosure of other provisions [line items]
Provisions	83	$ 87
Provision used, other provisions	14
Increase in existing provisions, other provisions	19
Increase (decrease) through net exchange differences, other provisions	$ 9